Property, plant and equipment - Segmentation and capital commitment (Details) - Property, plant and equipment R in Millions, $ in Millions	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)
Property, plant and equipment
Capital commitments		R 31,950	R 60,095	R 69,927
LCCP
Property, plant and equipment
Capital commitments		1,297	11,856
Estimated financial effect of contingent liabilities | $	$ 113
Approved cost of project | $	12,900
Overall cost estimate of the project | $	$ 12,800
Dispersal drum dryers
Property, plant and equipment
Capital commitments		944
Mozambique exploration and development
Property, plant and equipment
Capital commitments		3,353	17,375
Sixth fine ash dam (environmental)
Property, plant and equipment
Capital commitments		1,573	2,302
Shutdown and major statutory maintenance
Property, plant and equipment
Capital commitments		3,247	5,949
Renewal projects
Property, plant and equipment
Capital commitments		1,702	4,578
Renewal projects Germany
Property, plant and equipment
Capital commitments		256
Mulalo project
Property, plant and equipment
Capital commitments		1,329	1,329
Boiler automation
Property, plant and equipment
Capital commitments		299
Environmental projects
Property, plant and equipment
Capital commitments		1,007
Steam Station 2 NOx Abatement
Property, plant and equipment
Capital commitments		900	1,168
Ammonia storage facility
Property, plant and equipment
Capital commitments		650
Steam Station 1 Air Quality Compliance
Property, plant and equipment
Capital commitments		1,405	577
Mozambique drilling campaign and infield compression
Property, plant and equipment
Capital commitments		93	915
Clean fuels II: To meet legislated fuel specifications
Property, plant and equipment
Capital commitments		1,375	418
Network development
Property, plant and equipment
Capital commitments		290
Specialised stonework equipment
Property, plant and equipment
Capital commitments		320
Laboratory expansion
Property, plant and equipment
Capital commitments		351
Road and rail automation system
Property, plant and equipment
Capital commitments		126
China Ethoxylation Plant
Property, plant and equipment
Capital commitments			135
Refurbishment of equipment
Property, plant and equipment
Capital commitments		812	409
Natcos to Multi Product Pipeline project
Property, plant and equipment
Capital commitments		110
Natcos tank programme
Property, plant and equipment
Capital commitments		131
Etame field development
Property, plant and equipment
Capital commitments		113	380
Mine geographical expansions
Property, plant and equipment
Capital commitments		478	406
Natref air quality compliance projects
Property, plant and equipment
Capital commitments		252	353
Impumelelo Colliery to maintain Brandspruit Colliery operation
Property, plant and equipment
Capital commitments		176	220
Coal tar filtration east and west project
Property, plant and equipment
Capital commitments		138	356
Other capital commitments
Property, plant and equipment
Capital commitments		9,223	11,369
Mining
Property, plant and equipment
Capital commitments		2,352	2,372	2,640
Exploration and Production International
Property, plant and equipment
Capital commitments		3,597	19,795	18,811
Energy
Property, plant and equipment
Capital commitments		9,237	10,390	10,320
Base Chemicals
Property, plant and equipment
Capital commitments		11,013	16,504	21,125
Performance Chemicals
Property, plant and equipment
Capital commitments		5,326	10,434	16,432
Group Functions
Property, plant and equipment
Capital commitments		425	600	R 599
Within one year
Property, plant and equipment
Capital commitments		15,578	32,194
One to five years
Property, plant and equipment
Capital commitments		R 16,372	R 27,901